1875 K Street, NW Washington, DC 20006

Tel: 202 303 1000 Fax: 202 303 2000
March 19, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Equity Trust Inc.
Investment Company Act File No. 811-04700
Securities Act File No. 333-146634
Ladies and Gentlemen:
     On behalf of The Gabelli Equity Trust Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2.
     Any questions or comments concerning this Filing should be directed to the undersigned at (202) 303-1262.
Very truly yours,
/s/ David Joire
David Joire
Enclosures

cc:	Bruce N. Alpert, The Gabelli Equity Trust Inc.
Agnes Mullady, The Gabelli Equity Trust Inc.
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
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